Fair value of financial instruments (Tables)	6 Months Ended
Sep. 30, 2023
Fair value of financial instruments
Schedule of financial instruments held at fair value

	30 September	31 March
	2023	2023
	€m	€m
Financial assets at fair value:
Money market funds (included within Cash and cash equivalents)[1]	2,780	7,781
Debt and equity securities (included within Other investments)[2]	4,671	5,808
Derivative financial instruments (included within Trade and other receivables)[3,4]	5,273	6,124
Trade receivables at fair value through Other comprehensive income (included within Trade and other receivables)[2]	1,329	903
	14,053	20,616

Financial liabilities at fair value:
Derivative financial instruments (included within Trade and other payables)[3,4]	1,792	1,422
	1,792	1,422

Notes:

1.	Items are measured at fair value and the valuation basis is Level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets.
2.	Quoted debt and equity securities of €2,446 million (€2,794 million as at 31 March 2023) are Level 1 classification which comprises items where fair value is determined by unadjusted quoted prices in active markets. The remaining items are measured at fair value and the basis is Level 2 classification which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.
3.	Derivative financial assets include €31 million (€198 million as at 31 March 2023) of embedded derivative option for which the valuation basis is Level 3 classification where fair value is determined from inputs that are not based on observable market data (i.e unobservable inputs). The remaining items are also measured at fair value and the basis is Level 2 classification.
4.	€4,904 million (€5,642 million as at 31 March 2023) of derivative financial assets and €1,362 million (€1,116 million as at 31 March 2023) of derivative financial liabilities are classified as non-current.